CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities:
Net income	$ 2,057	$ 1,795	$ 1,401
Adjustments:
Transaction and loan losses	1,274	1,011	1,088
Depreciation and amortization	776	805	724
Stock-based compensation	853	733	438
Deferred income taxes	(171)	(1,299)	52
Excess tax benefits from stock-based compensation	0	0	(40)
Cost basis adjustments to loans and interest receivable held for sale	244	92	0
Other	(172)	(25)	(24)
Changes in assets and liabilities:
Accounts receivable	(59)	12	(77)
Changes in loans and interest receivable held for sale, net	1,407	(1,308)	24
Transaction loss allowance for cash losses, net	(1,046)	(817)	(643)
Other current assets and non-current assets	(112)	(188)	(145)
Accounts payable	26	62	11
Income taxes payable	(44)	19	69
Other current liabilities and non-current liabilities	450	1,639	280
Net cash provided by operating activities	5,483	2,531	3,158
Cash flows from investing activities:
Purchases of property and equipment	(823)	(667)	(669)
Proceeds from sales of property and equipment	3	0	0
Changes in principal loans receivable, net	3,121	(920)	(1,523)
Purchases of investments	(22,381)	(19,418)	(21,041)
Maturities and sales of investments	21,898	18,448	18,429
Acquisitions, net of cash and restricted cash acquired	(2,124)	(323)	(19)
Funds receivable	1,146	(1,605)	(1,081)
Net cash provided by (used in) investing activities	840	(4,485)	(5,904)
Cash flows from financing activities:
Proceeds from issuance of common stock	144	144	109
Purchases of treasury stock	(3,520)	(1,006)	(995)
Excess tax benefits from stock-based compensation	0	0	40
Tax withholdings related to net share settlements of restricted stock units and restricted stock awards	(419)	(166)	(118)
Borrowings under financing arrangements	2,075	1,800	0
Repayments under financing arrangements	(1,115)	(980)	(21)
Funds payable and amounts due to customers	1,573	4,292	3,023
Net cash (used in) provided by financing activities	(1,262)	4,084	2,038
Effect of exchange rate changes on cash, cash equivalents, and restricted cash	(113)	36	0
Net change in cash, cash equivalents, and restricted cash	4,948	2,166	(708)
Cash, cash equivalents, and restricted cash at beginning of period	8,285	6,119	6,827
Cash, cash equivalents, and restricted cash at end of period	13,233	8,285	6,119
Supplemental cash flow disclosures:
Cash paid for interest	69	6	4
Cash paid for income taxes, net	328	117	48
The below table reconciles cash, cash equivalents, and restricted cash as reported in the consolidated balance sheets to the total of the same amounts shown in the consolidated statements of cash flows:
Total cash, cash equivalents, and restricted cash shown in the consolidated statements of cash flows	$ 8,285	$ 6,119	$ 6,119